Gains and Losses on Derivatives Not Designated or Qualifying as Hedges (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	¥ 102,939		¥ 142,664		¥ 105,102
Credit-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	(5,575)	[1]	(15,220)	[1]	(97,215)	[1]
Credit-related contracts | Loans related to credit derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	¥ (3,391)		¥ (8,207)		¥ (90,642)

[1]	The amounts include the net loss of ¥90,642 million, ¥8,207 million and ¥3,391 million on the credit derivatives hedging the credit risk in loans during the fiscal years ended March 31, 2010, 2011 and 2012, respectively.